Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2023, 2022 and 2021.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its executives’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (beginning on p. 20). The use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules. CAP has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not reflect value actually realized by the executive in the periods below.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)	CAP to CEO (3)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (Loss) (5)
	Bill Sibold	Paul A. Friedman, M.D.	Bill Sibold	Paul A. Friedman, M.D.			Company TSR (4)	Peer Group TSR (4)
2023	$32,268,400	$9,563,286	$24,201,400	$(29,110,282)	$5,112,315	$(13,360,998)	$208	$92	$(373,630)
2022	—	5,395,385	—	38,419,031	4,104,196	29,641,482	261	89	(295,250)
2021	—	5,318,389	—	1,210,321	4,329,137	1,288,115	76	99	(241,846)

(1)
Bill Sibold was appointed CEO effective September 8, 2023; Paul A. Friedman served as CEO through September 8, 2023. For 2022 and 2021, the CEO was Dr. Friedman. For 2023, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Alex Howarth, Carole Huntsman and Remy Sukhija. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth, and Marc Schneebaum.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on p. 33. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

(4)
Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2021, the two-years
ended December 31, 2022 and the three years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

(5)	Amounts in thousands.
CEO (Sibold)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$32,268,400	$(31,205,000)	$23,138,000	$0	$0	$24,201,400

CEO (Friedman)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$9,563,286	$(7,999,867)	$6,170,442	$(33,422,324)	$(3,421,819)	$(29,110,282)
2022	5,395,385	(4,239,900)	18,078,963	9,291,946	9,892,637	38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321
Other
NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$5,112,315	$(4,516,084)	$3,442,625	$(14,181,342)	$(3,218,512)	$(13,360,998)
2022	4,104,196	(3,292,689)	14,322,661	8,017,461	6,489,853	29,641,482
2021	4,329,137	(3,558,540)	1,814,098	(646,123)	(650,457)	1,288,115

Named Executive Officers, Footnote		For 2023, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Alex Howarth, Carole Huntsman and Remy Sukhija. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth, and Marc Schneebaum.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2021, the two-years
		ended December 31, 2022 and the three years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote
CEO (Sibold)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$32,268,400	$(31,205,000)	$23,138,000	$0	$0	$24,201,400

CEO (Friedman)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$9,563,286	$(7,999,867)	$6,170,442	$(33,422,324)	$(3,421,819)	$(29,110,282)
2022	5,395,385	(4,239,900)	18,078,963	9,291,946	9,892,637	38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321

Non-PEO NEO Average Total Compensation Amount		$ 5,112,315	$ 4,104,196	$ 4,329,137
Non-PEO NEO Average Compensation Actually Paid Amount		$ (13,360,998)	29,641,482	1,288,115
Adjustment to Non-PEO NEO Compensation Footnote
Other
NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$5,112,315	$(4,516,084)	$3,442,625	$(14,181,342)	$(3,218,512)	$(13,360,998)
2022	4,104,196	(3,292,689)	14,322,661	8,017,461	6,489,853	29,641,482
2021	4,329,137	(3,558,540)	1,814,098	(646,123)	(650,457)	1,288,115

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
Given the
pre-revenue
life-cycle stage of Madrigal in the years presented, financial measures did not feature meaningfully in our incentive plan design, which instead focuses on clinical, research and development, commercial development, business, finance and investor relations objectives, as described in the CD&A. For the fiscal year ending December 31, 2023, there were no financial performance measures used to link CAP paid to our NEOs to company performance and therefore, no company-selected measure is reported.

Total Shareholder Return Amount		$ 208	261	76
Peer Group Total Shareholder Return Amount		92	89	99
Net Income (Loss)		(373,630,000)	(295,250,000)	(241,846,000)
Bill Sibold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		32,268,400	0	0
PEO Actually Paid Compensation Amount		24,201,400	0	0
PEO Name	Bill Sibold
Paul A. Friedman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,563,286	5,395,385	5,318,389
PEO Actually Paid Compensation Amount		$ (29,110,282)	38,419,031	1,210,321
PEO Name		Paul A. Friedman
PEO | Bill Sibold [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (31,205,000)
PEO | Bill Sibold [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,138,000
PEO | Bill Sibold [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Bill Sibold [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Paul A. Friedman [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,999,867)	(4,239,900)	(4,267,500)
PEO | Paul A. Friedman [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,170,442	18,078,963	2,696,917
PEO | Paul A. Friedman [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(33,422,324)	9,291,946	(1,228,699)
PEO | Paul A. Friedman [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,421,819)	9,892,637	(1,308,786)
Non-PEO NEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,516,084)	(3,292,689)	(3,558,540)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,442,625	14,322,661	1,814,098
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,181,342)	8,017,461	(646,123)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,218,512)	$ 6,489,853	$ (650,457)